Due to related parties represents certain advances to the Company or its subsidiaries by related parties. The amounts are non-interest bearing, unsecured and due on demand. (Details) - USD ($)	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Related Party Transaction [Line Items]
Due to related parties	$ 3,053,818	$ 1,716,919
Baozhen Deng [Member]
Related Party Transaction [Line Items]
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners	0.70%
Changyong Yang [Member]
Related Party Transaction [Line Items]
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners	1.30%
Jialin Liang [Member] | Fangguan Electronics [Member]
Related Party Transaction [Line Items]
Due to Related Parties	$ 5,800,000		$ 4,400,000
Jialin Liang [Member] | Fangguan Electronics [Member] | China, Yuan Renminbi
Related Party Transaction [Line Items]
Due to Related Parties	39,581,883		$ 30,000,000
Ben Wong [Member]
Related Party Transaction [Line Items]
Due to related parties	143,792	143,792
Yubao Liu [Member]
Related Party Transaction [Line Items]
Due to related parties	352,236	102,938
Xin Sui [Member]
Related Party Transaction [Line Items]
Due to related parties	2,016	2,016
Baozhen Deng [Member]
Related Party Transaction [Line Items]
Due to related parties	45,276	9,437
Jialin Liang [Member]
Related Party Transaction [Line Items]
Due to related parties	1,844,857	901,460
Xuemei Jiang [Member]
Related Party Transaction [Line Items]
Due to related parties	554,171	505,685
Shikui Zhang [Member]
Related Party Transaction [Line Items]
Due to related parties	58,961	28,528
Biao Shang [Member]
Related Party Transaction [Line Items]
Due to related parties	19,804
Changyong Yang [Member]
Related Party Transaction [Line Items]
Due to related parties	$ 32,705	$ 23,063